Condensed Financial Information of the Parent Company Only	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company Only	Condensed Financial Information of the Parent Company Only
Following are the condensed financial statements of Hawthorn Bancshares, Inc. ("Parent only") as of and for the years indicated:
Condensed Balance Sheets

	December 31,
(dollars in thousands)	2025	2024
Assets
Cash and due from bank subsidiaries	$25,465	$15,273
Investment in bank-issued trust preferred securities	1,316	1,249
Investment in subsidiaries	185,685	173,916
Other assets	16,870	13,797
Total assets	$229,336	$204,235

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Deferred tax liability	2,578	1,981
Other liabilities	3,043	3,221
Stockholders’ equity	174,229	149,547
Total liabilities and stockholders’ equity	$229,336	$204,235
Condensed Statements of Income

	For the Year Ended December 31,
(dollars in thousands)	2025	2024	2023
Income
Interest and dividends received from subsidiaries	$22,102	$20,117	$10,158
Other	2,068	1,581	1,390
Total income	24,170	21,698	11,548
Expenses
Interest on subordinated notes	3,394	3,899	3,774
Other	2,271	2,875	2,771
Total expenses	5,665	6,774	6,545
Income before income tax benefit and equity in undistributed income of subsidiaries	18,505	14,924	5,003
Income tax benefit	734	1,672	1,058
Equity in undistributed income (loss) of subsidiaries	4,562	1,660	(5,105)
Net income	$23,801	$18,256	$956
Condensed Statements of Cash Flows

	For the Years Ended December 31,
(dollars in thousands)	2025	2024	2023
Cash flows from operating activities:
Net income	$23,801	$18,256	$956
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed (income) loss of subsidiaries	(4,562)	(1,660)	5,105
(Increase) decrease in other assets	(527)	(1,418)	1,486
Increase (decrease) in other liabilities	84	(215)	(262)
Other, net	(883)	(331)	(5,868)
Net cash provided by operating activities	17,913	14,632	1,417
Cash flows from investing activities:
Decrease in investment in subsidiaries, net	566	—	7,575
Net cash provided by investing activities	566	—	7,575
Cash flows from financing activities:
Cash dividends paid - common stock	(5,426)	(5,047)	(4,649)
Purchase of treasury stock	(2,861)	(1,119)	—
Net cash used in financing activities	(8,287)	(6,166)	(4,649)
Net increase in cash and due from banks	10,192	8,466	4,343
Cash and due from banks at beginning of year	15,273	6,807	2,464
Cash and due from banks at end of year	$25,465	$15,273	$6,807